CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Net sales		$ 698,144	$ 550,846
Total costs of sales		552,721	443,644
Gross profit		145,423	107,202
Selling, general and administrative expense		128,506	115,648
Acquisition, restructuring and integration expense		8,835	22,355
Impairment charges			82,083
Loss on disposal of property, plant and equipment		243	7,750
Total operating expenses		137,584	227,836
Income from operations		7,839	(120,634)
Other (income) expense, net		(34)	547
Interest expense		32,549	25,229
Loss before income taxes		(24,676)	(146,410)
Income tax benefit		(3,368)	(17,545)
Net loss	[1]	(21,308)	(128,865)
Net income attributable to noncontrolling interest		639	306
Net loss attributable to shareholders		(21,947)	(129,171)
Accumulating preferred dividends		(24,208)	(18,513)
Net loss attributable to common shareholders		$ (46,155)	$ (147,684)
(Loss) earnings per common share:
Basic (in dollars per unit)	[1]	$ (1.34)	$ (4.32)
Diluted (in dollars per unit)	[1]	$ (1.34)	$ (4.32)
Weighted-average number of shares outstanding
Basic (in units)	[1]	34,472	34,202
Diluted (in units)	[1]	34,472	34,202
Product
Net sales		$ 551,013	$ 424,906
Total costs of sales		423,314	330,310
Forward contract and other
Net sales		147,131	125,940
Total costs of sales		$ 129,407	$ 113,334

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.